Vendor Notes Receivable - Schedule of Disposition of Collateral (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 20, 2017	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Vendor advances receivable				$ (96,552)
Accounts receivable				(20,965)
Inventories				(644,447)
Equipment				$ (543,115)
Advanced Tactical Armament Concepts, LLC [Member]
Notes Receivable	$ (2,585,000)
Vendor advances receivable	96,552
Accounts receivable	20,965
Inventories	644,447
Equipment	543,115
Loss on notes receivable	1,279,921
Notes receivable